Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Financial risk management and financial instruments
Financial instruments

		Carrying		Carrying
		value	Fair value	value	Fair value	Fair value
		2025	2025	2024	2024	hierarchy
Financial instrument	Note	Rm	Rm	Rm	Rm	of inputs
Financial assets
At amortised cost
Long-term restricted cash[6]		1 945	1 945	1 709	1 709
Long-term receivables	17	2 884	2 848	3 051	2 906	Level 3[1]
Trade and other receivables	22	33 752	33 752	31 272	31 272
Cash and cash equivalents	25	41 050	41 050	45 383	45 383
At fair value through profit or loss
Long-term and short-term financial assets		6 395	6 395	3 978	3 978
Commodity and currency derivative assets		2 360	2 360	1 297	1 297	Level 2
Oxygen supply contract embedded derivative assets		863	863	508	508	Level 3
Other short-term investments		3 172	3 172	2 173	2 173	Level 1
Other long-term investments[4]		1 052	1 052	814	814	Level 1[2]
Other receivables		1 428	1 428	—	—	Level 3[7]
Designated at fair value through other comprehensive income
Investments in unlisted securities[4]		8	8	9	9	Level 3[3]
Financial liabilities
At amortised cost
Total long-term debt	13	102 645	98 316	117 031	113 315
Listed long-term debt (USD bonds)[5]		58 313	53 959	59 687	55 778	Level 1[2]
Listed long-term debt (ZAR bonds)[5]		4 522	4 445	4 530	4 453	Level 2[2]
Listed convertible bonds[6]		12 238	12 263	12 099	12 276	Level 3[6]
Unlisted long-term debt[5]		27 572	27 649	40 715	40 808	Level 3[1]
Short-term debt and bank overdraft		668	668	687	687
Trade and other payables	23	34 757	34 757	32 551	32 551
At fair value through profit or loss
Long-term and short-term financial liabilities		66	66	619	619
Commodity and currency derivative liabilities		45	45	18	18	Level 2
Convertible bond embedded derivative liability		7	7	59	59	Level 3
Oxygen supply contract embedded derivative liabilities		14	14	542	542	Level 3
1	Determined with a discounted cash flow model using market related interest rates.
2	Based on quoted market price for the same instrument. The ZAR bonds have been classified as a level 2 fair value measurement due to the relatively low level of liquidity in the local debt market.
3	Determined using discounted cash flows modelling forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices and an appropriate WACC for the region.
4	Presented as part of Other long-term investments in the Statement of financial position.
5	Carrying value includes unamortised loan costs.
6	The fair value of the amortised cost host liability of the US$ Convertible Bond is based on the quoted price of the instrument after separating the fair value of the derivative component.
7	The fair value of the contingent consideration receivable was determined using a scenario-based technique which involved developing discrete scenario specific cash flow estimates.

Schedule of external credit rating

	Credit rating
Agency	2025	2024
S&P	BB+ (stable)	BB+ (stable)
Moody’s	Ba1 (Negative)	Ba1 (stable)

Schedule of expected credit losses recognised

A summary of the Group’s exposure to credit risk for trade, other and long - term receivables is as follows:

Trade receivables

	Lifetime ECL
	Simplified	Simplified	Simplified	Credit-
	approach¹	approach²	approach	impaired	Total
	Low risk	Medium risk	Total	High risk	lifetime ECL
	Rm	Rm	Rm	Rm	Rm
2025
Gross carrying amount	28 585	1 374	29 959	411	30 370
Expected credit loss	(86)	(7)	(93)	(145)	(238)
2024
Gross carrying amount	26 254	1 528	27 782	531	28 313
Expected credit loss	(173)	(11)	(184)	(116)	(300)
1	Simplified approach – low risk for trade receivables with no significant increase in credit risk since initial recognition.
2	Simplified approach – medium risk for trade receivables with significant increase in credit risk but not credit impaired.

Other receivables

				12-month
	Lifetime ECL			ECL
				No
	Significant			significant
	increase in			increase in
	credit risk			credit risk
	since initial	Credit-		since initial
	recognition[1]	impaired[2]	Total lifetime	recognition
	Medium risk	High risk	ECL	Low risk	Total
	Rm	Rm	Rm	Rm	Rm
2025
Gross carrying amount[3]	1 122	728	1 850	2 425	4 275
Expected credit loss[4]	(3)	(658)	(661)	(2)	(663)
2024
Gross carrying amount	658	660	1 318	2 511	3 829
Expected credit loss	(128)	(438)	(566)	(4)	(570)
1	Significant increase in credit risk since initial recognition but not credit impaired.
2	A significant balance has been fully provided for and this reflects management’s assessment that there is no reasonable expectation of recovery.
3	This gross carrying amount excludes financial assets classified as measuring at fair value through profit or loss.
4	The ECL relating to Other receivables increased due to deteriorating credit ratings.
35	Financial risk management and financial instruments continued
35.2	Financial risk management continued

Long-term receivables

				12-month
	Lifetime ECL			ECL
				No
	Significant			significant
	increase in			increase in
	credit risk			credit risk
	since initial	Credit-		since initial
	recognition	impaired	Total lifetime	recognition
	Medium risk	High risk	ECL	Low risk	Total
	Rm	Rm	Rm	Rm	Rm
2025
Gross carrying amount	399	169	568	3 067	3 635
Expected credit loss	(5)	(50)	(55)	(28)	(83)
2024
Gross carrying amount	97	348	445	3 271	3 716
Expected credit loss	—	(132)	(132)	(24)	(156)
1	Significant increase in credit risk since initial recognition but not credit impaired.

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2025
Financial assets
Non-derivative instruments
Long-term receivables	17	2 884	3 074	42	1 228	246	1 558
Trade and other receivables	22	35 180	35 180	35 180	—	—	—
Cash and cash equivalents	25	41 050	41 050	41 050	—	—	—
Investments through other comprehensive income		8	8	8	—	—	—
Long-term and short-term investments through profit or loss		3 172	3 172	3 172	—	—	—
		82 294	82 484	79 452	1 228	246	1 558
Derivative instruments
Forward exchange contracts		696	18 546	18 546	—	—	—
Crude oil put options		1 055	1 055	1 055	—	—	—
Foreign exchange zero cost collars		609	609	609	—	—	—
Oxygen supply contract embedded derivative		863	(215)	89	201	292	(797)
		85 517	102 479	99 751	1 429	538	761
Financial liabilities
Non-derivative instruments
Long-term debt**	13	(102 645)	(127 539)	(7 237)	(40 933)	(62 285)	(17 084)
Lease liabilities	14	(17 360)	(38 780)	(3 659)	(5 475)	(4 361)	(25 285)
Short-term debt	15	(666)	(666)	(666)	—	—	—
Trade and other payables	23	(34 757)	(34 757)	(34 757)	—	—	—
Bank overdraft	25	(1)	(1)	(1)	—	—	—
		(155 429)	(201 743)	(46 320)	(46 408)	(66 646)	(42 369)
Derivative instruments
Forward exchange contracts		(15)	(17 866)	(17 866)	—	—	—
Other commodity derivatives		(37)	(39)	(39)	—	—	—
Oxygen supply contract embedded derivative		(14)	15	15	—	—	—
		(155 495)	(219 633)	(64 210)	(46 408)	(66 646)	(42 369)
*	Contractual cash flows include interest payments.

**

The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date. The conversion rights are exercisable at any time.

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2024
Financial assets
Non-derivative instruments
Long-term receivables	17	3 051	3 283	90	1 630	588	975
Trade and other receivables	22	31 272	31 272	31 272	—	—	—
Cash and cash equivalents	25	45 383	45 383	45 383	—	—	—
Investments through other comprehensive income		9	9	9	—	—	—
Investments through profit or loss		2 987	2 987	2 987	—	—	—
Long-term restricted cash		1 709	1 709	—	—	—	1 709
		84 411	84 643	79 741	1 630	588	2 684
Derivative instruments
Forward exchange contracts		711	22 090	22 090	—	—	—
Crude oil put options		279	279	279	—	—	—
Foreign exchange zero cost collars		302	302	302	—	—	—
Other commodity derivatives		5	5	5	—	—	—
Oxygen supply contract embedded derivative		508	822	69	138	138	477
		86 216	108 141	102 486	1 768	726	3 161
Financial liabilities
Non-derivative instruments
Long-term debt**	13	(117 031)	(153 995)	(7 805)	(28 914)	(99 312)	(17 964)
Lease liabilities	14	(17 437)	(37 769)	(3 718)	(5 595)	(4 289)	(24 167)
Short-term debt	15	(566)	(566)	(566)	—	—	—
Trade and other payables	23	(32 551)	(32 551)	(32 551)	—	—	—
Bank overdraft	25	(121)	(121)	(121)	—	—	—
		(167 706)	(225 002)	(44 761)	(34 509)	(103 601)	(42 131)
Derivative instruments
Forward exchange contracts		(11)	(21 390)	(21 390)	—	—	—
Other commodity derivatives		(7)	(7)	(7)	—	—	—
Oxygen supply contract embedded derivative		(542)	(3 654)	(34)	(35)	14	(3 599)
		(168 266)	(250 053)	(66 192)	(34 544)	(103 587)	(45 730)
*	Contractual cash flows include interest payments.
**

The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date, based on obtaining the requisite shareholder approval for the convertible bonds to be settled in Sasol ordinary shares.

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2025	2025	2024	2024	2025	2024	2023
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Commodity and currency derivatives
Crude oil put options	1 055	—	279	—	(391)	(953)	(507)
Crude oil zero cost collars	—	—	—	—	—	—	3 953
Crude oil futures	—	—	—	—	—	(180)	401
Ethane swap options	—	—	—	—	—	(17)	(272)
Coal swap options	—	—	—	—	—	—	1 099
Other commodity derivatives	—	(30)	5	(7)	(36)	(63)	180
Forward exchange contracts	696	(15)	711	(11)	1 132	1 091	(1 339)
Foreign exchange zero cost collars	609	—	302	—	323	810	(301)
Embedded derivatives
Convertible bond embedded derivative	—	(7)	—	(59)	52	1 233	867
Oxygen supply contract embedded derivatives*	863	(14)	508	(542)	924	442	(794)
Non-derivative financial instruments
Investments at fair value through profit or loss**	3 172	—	2 173	—	—	—	—
	6 395	(66)	3 978	(619)	2 004	2 364	3 287
*	Relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our Secunda Operations.

**	Fair value gains and losses are presented in other operating income and expenses, separately from derivative gains and losses.

		Contract/Nominal amount*					Average price
		Open	Settled	Open	Settled		Open	Open
		2025	2025	2024	2024		2025	2024
		Million	Million	Million	Million
Crude oil put options purchased**	barrels	22,5	16,8	16,8	18,0	US$/bbl	59,8	58,7
Forward exchange contracts	US$	907	—	1 080	—	R/US$	18,51	18,90
Forward exchange contracts	EUR	54	—	43	—	US$/EUR	1,11	1,08
Foreign exchange zero cost collars	US$	1 720	1 652	1 530	2 760	R/US$ Floor	17,60	17,53
						R/US$ Cap	21,13	22,65
*	The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.
**	Total premium paid for contracts entered into in the year US$114,09 million (2024: US$94,8 million).

Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of contingent consideration

	2025	2024
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	—	—
Amounts recognised in remeasurement items affecting operating income	1 436	—
Balance at the end of the year	1 436	—

Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2025	2024
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	(34)	(477)
Amounts settled during the year	(41)	1
Unrealised fair value gain recognised in other expenses and income in operating profit	924	442
Balance at the end of the year	849	(34)

Summary of sensitivities

			Increase/(decrease) in
			profit or loss
	Inputs	Change	2025	2024
Input	applied	in input	Rm	Rm
Rand/US$ Spot price	R17,75/US$	+R1/US$	(469)	(478)
	(2024: R18,19/US$)	-R1/US$	469	478
US$ Swap curve	3,42% - 4,07%	+10bps	73	81
	(2024: 3,63% – 5,06%)	-10bps	(74)	(82)
Rand Swap curve	6,94% - 10,07%	+100bps	(699)	(688)
	(2024: 7,76% – 10,35%)	-100bps	791	784

Convertible bond embedded derivative liability
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2025	2024
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	59	1 302
Unrealised fair value gain recognised in other expenses and income in operating profit	(52)	(1 233)
Translation of foreign operations	—	(10)
Balance at the end of the year	7	59

Summary of sensitivities

			Increase/(decrease) in
			profit or loss
	Inputs	Change	2025	2024
Input	applied	in input	Rm	Rm
Credit spread	485bps	+100bps	(261)	(364)
	(2024: 372bps)	+100bps*	7	59
Calibrated volatility	34%	+5%	(12)	(81)
	(2024: 21,39%)	+5%	6	45

Exchange rate
Financial risk management and financial instruments
Summary of sensitivities

	2025		2024
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Equity	8	2 058	171	2 740
Income statement	8	2 058	171	2 740

Schedule of foreign exchange rates

	Average rate		Closing rate
	2025	2024	2025	2024
	Rand	Rand	Rand	Rand
Rand/Euro	19,76	20,24	20,92	19,49
Rand/US$	18,17	18,71	17,75	18,19

Schedules of information related to foreign currency risk and commodity price risk

	2025		2024
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	127	645	67	745
Trade and other receivables	429	3 912	564	2 595
Cash and cash equivalents	1 479	783	3 319	1 241
Net exposure on assets	2 035	5 340	3 950	4 581
Trade and other payables	(547)	(3 631)	(227)	(2 949)
Net exposure on liabilities	(547)	(3 631)	(227)	(2 949)
Exposure on external balances	1 488	1 709	3 723	1 632
Net exposure on balances between Group companies	(1 409)	18 867	(2 014)	25 769
Total net exposure	79	20 576	1 709	27 401

Interest rate risk
Financial risk management and financial instruments
Summary of sensitivities

	Income statement — 1% increase
			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm
30 June 2025	247	15	(218)	22
30 June 2024	250	32	(328)	21

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2025	2024
	Rm	Rm
Variable rate instruments
Financial assets	37 790	42 053
Financial liabilities*	(30 886)	(44 471)
	6 904	(2 418)
Fixed rate instruments
Financial assets	6 895	7 046
Financial liabilities	(71 759)	(72 680)
	(64 864)	(65 634)
Interest profile (variable: fixed rate as a percentage of total financial assets)	85:15	86:14
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	30:70	38:62
*	The decrease in variable exposure is mainly due to the repayments made on the RCF. Refer to note 13.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2025	2024
	US$	US$
High	89,10	97,92
Average	74,59	84,74
Low	61,09	73,56